Cash and cash equivalents and marketable securities (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents And Marketable Securities
Schedule of cash and cash equivalents

	12.31.2024	12.31.2023
Cash at bank and in hand	136	103
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,453	1,742
Other investment funds	186	279
	1,639	2,021
- Abroad
Time deposits	728	7,737
Automatic investing accounts and interest checking accounts	726	2,852
Other financial investments	42	14
	1,496	10,603
Total short-term financial investments	3,135	12,624
Total cash and cash equivalents	3,271	12,727

Schedule of marketable securities

			12.31.2024			12.31.2023
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	531	−	531	926	−	926
Amortized cost - Bank Deposit Certificates and time deposits	2,263	2,006	4,269	4,249	−	4,249
Amortized cost - Others	45	−	45	53	−	53
Total	2,839	2,006	4,845	5,228	−	5,228
Current	2,257	2,006	4,263	2,819	−	2,819
Non-current	582	−	582	2,409	−	2,409